Share capital	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital
20 - SHARE CAPITAL

Issued and fully paid ordinary shares of €0.07 each [A]
	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2019	4,471,889,296	3,745,486,731	376	309	685
Repurchases of shares	(320,101,779)	(16,079,624)	(27)	(1)	(28)
At December 31, 2019	4,151,787,517	3,729,407,107	349	308	657
At January 1, 2018	4,597,136,050	3,745,486,731	387	309	696
Repurchases of shares	(125,246,754)	—	(11)	—	(11)
At December 31, 2018	4,471,889,296	3,745,486,731	376	309	685

[A] Share capital at December 31, 2019, and 2018, also included 50,000 issued and fully paid sterling deferred shares of £1 each.

At the Company’s Annual General Meeting ("AGM") on May 21, 2019, the Board was authorised to allot ordinary shares in the Company, and to grant rights to subscribe for or to convert any security into ordinary shares in the Company, up to an aggregate nominal amount of €190.3 million (representing 2,720 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expires at the earlier of the close of business on August 21, 2020, and the end of the AGM to be held in 2020, unless previously renewed, revoked or varied by the Company in a general meeting.

At the May 21, 2019 AGM, shareholders granted the Company the authority to repurchase up to 815 million ordinary shares (excluding any treasury shares), renewing the authority granted by the shareholders at previous AGMs. The authority will expire at the earlier of the close of business on August 21, 2020, and the end of the AGM of the Company to be held in 2020. Ordinary shares purchased by the Company pursuant to this authority will either be cancelled or held in treasury. Treasury shares are shares in the Company which are owned by the Company itself. The minimum price, exclusive of expenses, which may be paid for an ordinary share is €0.07. The maximum price, exclusive of expenses, which may be paid for an ordinary share is the higher of: (i) an amount equal to 5%
above the average market value for an ordinary share for the five business days immediately preceding the date of the purchase; and (ii) the higher of the price of the last independent trade and the highest current independent bid on the trading venues where the purchase is carried out.